Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2022
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement dated September 19, 2022 to the Prospectus dated May 1, 2022
Lisanti Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The Shareholder Fees table for the Fund on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Lisanti Small Cap Growth Fund | Lisanti Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none